Expense Example - Simplify Gamma Emerging Market Bond ETF - Simplify Gamma Emerging Market Bond ETF [Default Label]	Aug. 14, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 286